Taxes and other receivables	12 Months Ended
Dec. 31, 2013
Taxes and Other Receivables [Abstract]
Taxes and other receivables
5	Taxes and other receivables

	$2013	$2012

Government grants	-	34,168
Other receivables	11,062	11,331

	11,062	45,499

On May 1, 2012 the Company was granted a non-repayable financial contribution of up to $48,245 (CDN $48,000) from the National Research Council of Canada Industrial Research Assistance Program (“IRAP”). The Company will be reimbursed for certain research and development costs to a maximum of $48,245 (CDN $48,000) in the period from May 1, 2012 thru November 30, 2012. Under this IRAP grant the Company requested an aggregate total reimbursement of $40,542 and has received $6,374 to December 31, 2012 resulting in a receivable of $34,168 at December 31, 2012. Under this IRAP grant the Company did not incur all of the allowable expenses under the grant and as a result $7,703 has lapsed.

Total amounts credited in the statement operations for all IRAP grants in 2013 was $nil (2012 - $40,542; 2011 - $66,724).